Annual Total Returns- Federated Hermes California Municipal Cash Trust (Service Shares) [BarChart] - Service Shares - Federated Hermes California Municipal Cash Trust - SS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.03%	0.03%	0.04%	0.02%	0.08%	0.33%	0.40%	0.92%	0.95%	0.28%